Management of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2019
Disclosures Of Financial Risk Management [Abstract]
Summary of Financial Liabilities

As of December 31, 2017 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Conditional advances	—	—	1,182	1,182
Bank loans	735	799	—	1,534
Liabilities related to finance leases	79	37	—	116
Bank overdrafts	11	—	—	11
Trade and fixed assets payables	4,865	—	—	4,865
Total	5,690	836	1,182	7,708

As of December 31, 2018 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Conditional advances	—	—	1,181	1,181
Bank loans	737	62	—	799
Liabilities related to finance leases	39	—	—	39
Trade and fixed assets payables	13,402	—	—	13,402
Total	14,178	62	1,181	15,421

As of December 31, 2019 (amounts in thousands of euros)	Less than one year	One to five years	More than five years	Total
Lease liabilities	1,425	5,935	5,342	12,703
Conditional advances	—	—	1,321	1,321
Bank loans	62	—	—	62
Other	—	38	—	38
Trade and fixed assets payables	5,800	—	—	5,800
Total	7,286	5,973	6,663	19,923